Investments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Amortized Cost	$ 14,482	$ 31,061
Fair Value	$ 10,536	$ 23,926
Percentage of Investments at Fair Value	100.00%	100.00%
Services Business [Member]
Amortized Cost	$ 573	$ 12,884
Fair Value	$ 587	$ 8,587
Percentage of Investments at Fair Value	5.60%	35.90%
Consumer Goods: Non-Durable [Member]
Amortized Cost		$ 4,543
Fair Value		$ 4,479
Percentage of Investments at Fair Value		18.70%
Metals & Mining [Member]
Amortized Cost	$ 5,999	$ 5,807
Fair Value	$ 4,583	$ 5,033
Percentage of Investments at Fair Value	43.50%	21.00%
Automotive [Member]
Amortized Cost	$ 3,531	$ 3,460
Fair Value	$ 2,710	$ 2,870
Percentage of Investments at Fair Value	25.70%	12.00%
Retails [Member]
Amortized Cost	$ 1,710	$ 1,662
Fair Value	$ 1,332	$ 1,572
Percentage of Investments at Fair Value	12.60%	6.60%
Chemicals, Plastics & Rubber [Member]
Amortized Cost	$ 945	$ 949
Fair Value	$ 946	$ 950
Percentage of Investments at Fair Value	9.00%	4.00%
Energy: Oil & Gas [Member]
Amortized Cost	$ 1,724	$ 1,756
Fair Value	$ 378	$ 435
Percentage of Investments at Fair Value	3.60%	1.80%